MANAGED PORTFOLIO SERIES

Coho Relative Value Equity Fund
(the “Fund”)

Institutional Class – COHIX
Advisor Class - COHOX

Supplement dated October 23, 2019 to the

Prospectus and Statement of Additional Information for the Fund
dated November 28, 2018

Based on the recommendation of Coho Partners, Ltd., the Board of Trustees of Managed Portfolio Series has approved closing the Institutional Class of the Fund and the conversion of Institutional Class shares to Advisor Class shares (the “Conversion”).  In addition, the Board has approved the elimination of the 0.15% shareholder servicing plan fee applicable to Advisor Class shares, effective the day of the Conversion. Following the Conversion, the Fund’s remaining share class will no longer be designated “Advisor Class.”

Effective November 21, 2019, Institutional Class shares of the Fund will no longer be available for purchase.

After the close of business on November 22, 2019, the Fund will convert Institutional Class shares into Advisor Class shares.  Prior to the Conversion, shareholders of Institutional Class shares may redeem their investments as described in the Fund’s Prospectus.  For shareholders planning on redeeming Institutional Class shares prior to their conversion to Advisor Class shares, please note that a redemption fee will not be charged.  Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder.  Please consult your own tax advisor on this issue.

If shares are not redeemed prior to the Conversion, each shareholder owning Institutional Class shares of the Fund will own Advisor Class shares of the Fund equal to the aggregate value of the shareholder’s Institutional Class shares.  The Conversion will not be considered a taxable event for federal income tax purposes.

The fees and expenses table on page 1 of the Fund’s prospectus will be restated as follows for the remaining class of the Fund following the Conversion:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	COHOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	COHOX
Management Fees	0.75%
Shareholder Servicing Plan Fees	0.00%
Other Expenses	0.12%
Acquired Fund Fees and Expense(1)	0.01%
Total Annual Fund Operating Expenses	0.88%
Less: Fee Waiver (2)	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver (1)(2)	0.80%

(1)
The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund while it incurred shareholder servicing plan fees and does not include acquired fund fees and expenses (“AFFE”).

(2)
Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least November 28, 2019.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Thank you for your investment. If you have any questions, please call the Fund toll-free at 866-COHO-234 (866-264-6234).

This supplement should be retained with your Prospectus and Statement of Additional Information for future reference.
Coho Relative Value Equity Fund
Coho Relative Value Equity Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Coho Relative Value Equity Fund Advisor Class Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Coho Relative Value Equity Fund Advisor Class Shares
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.80%	[1],[2]
[1]	The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund while it incurred shareholder servicing plan fees and does not include acquired fund fees and expenses (“AFFE”).
[2]	Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least November 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.